PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Foreign exchange gain/(loss), net	¥ 1,300	$ 204	¥ 919	¥ 12,397
Foreign currency translation adjustments	¥ (25,116)	(3,941)	(79,411)	33,298
Foreign Currency Exchange Rate	6,372.6000
Inventories Written Down	¥ 25,696	4,032	40,609	3,608
Revenues	2,155,361	$ 338,223	5,530,257	11,672,024
Revenue, Remaining Performance Obligation	4,402		9,113
Employee benefit expenses	273,773		403,031	553,175
Unrecognized uncertain tax positions	0		0
Appropriated To Statutory Reserve	1,395		6,467	3,129
Factoring receivables	¥ 115,924		122,089
General Reserve Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.	The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company.
Statutory Surplus Fund [Member]
Description Of Appropriations And Other Compliances Regarding Maintenance Of Statutory Reserves	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.	The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company.
Membership program revenue
Revenue, Remaining Performance Obligation	¥ 1,025		0
Remaining Performance Obligation, Expected Timing of Satisfaction	12 months	12 months
Membership program revenue | Gift Package [Member]
Revenues	¥ 4,102		0	557,936
Sales of merchandise
Revenues	1,798,882	$ 282,284	4,829,397	10,548,322
Revenue, Remaining Performance Obligation	99,213		40,645
Referral Yunbi [Member]
Upfront membership fees	¥ 0		¥ 0	22,104
New Member Yunbi [Member]
Upfront membership fees				¥ 80,553